S000001129 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.76%	[1]	14.82%
Performance Inception Date			Sep. 29, 2017
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.18%	9.53%	[1]	10.46%
Performance Inception Date			Sep. 29, 2017
CLASS N SHARES
Prospectus [Line Items]
Average Annual Return, Percent	7.02%	8.35%		[1]	8.07%
CLASS N SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.19%	2.75%		[1]	4.37%
CLASS N SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.78%	6.06%		[1]	6.02%
CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	7.32%	8.61%		[1]	8.34%
Class Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.39%	8.70%	7.17%	[1]
Performance Inception Date			Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.